Other Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Other Taxes Payable [Abstract]
Schedule of other taxes payable
	December 31, 2021	December 31, 2022
VAT payable	$9,707	$15,266
Income tax payable	2,244	2,505
Business tax payable	1,134	1,319
Others	19	-
	$13,104	$19,090